MINERAL RIGHTS AND PROPERTIES (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
Schedule of Mineral Rights and Properties

Mineral rights and properties consist of:

	Producing and development properties			Exploration and evaluation properties
Cost	Ying Mining District	BYP	GC	XHP	RZY	Total
Balance as at April 1, 2017	$234,847	$63,746	$103,202	$19,906	$174	$421,875
Capitalized expenditures	20,125	14	323	231	-	20,693
Environmental rehabiliation	(589)	(52)	(36)	(17)	-	(694)
Foreign currecy translation impact	23,351	1,346	9,755	1,904	6	36,362
Balance as at March 31, 2018	$277,734	$65,054	$113,244	$22,024	$180	$478,236
Capitalized expenditures	23,238	189	1,014	261	-	24,702
Mine right fee	3,839	-	-	-	-	3,839
Environmental rehabiliation	1,091	35	(12)	8	-	1,122
Foreign currecy translation impact	(17,449)	(973)	(7,085)	(1,384)	(6)	(26,897)
Ending balance as at March 31, 2019	$288,453	$64,305	$107,161	$20,909	$174	$481,002

Impairment and accumulated depletion
Balance as at April 1, 2017	$(64,157)	$(56,891)	$(74,547)	$(19,906)	$(174)	$(215,675)
Depletion	(12,196)	-	(1,837)	-	-	(14,033)
Foreign currecy translation impact	(6,746)	(693)	(7,111)	(1,892)	(6)	(16,448)
Balance as at March 31, 2018	$(83,099)	$(57,584)	$(83,495)	$(21,798)	$(180)	$(246,156)
Impairment reversal	-	-	-	7,279	-	7,279
Depletion	(13,312)	-	(2,209)	-	-	(15,521)
Foreign currecy translation impact	5,232	501	5,213	1,364	6	12,316
Ending balance as at March 31, 2019	$(91,179)	$(57,083)	$(80,491)	$(13,155)	$(174)	$(242,082)

Carrying amounts
Balance as at March 31, 2018	$194,635	$7,470	$29,749	$226	$-	$232,080
Ending balance as at March 31, 2019	$197,274	$7,222	$26,670	$7,754	$-	$238,920